Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments
Schedule of operating segments

	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Forest activity	Natural Gas Transport and Distribution (1)	Others	Adjustments and Eliminations (2)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
As of December 31, 2025
Revenues	877,879,872	169,324,254	19,080,032	499,495,314	24,543,940	(492,901,222)	1,097,422,190
Cost of sales	(593,931,020)	(67,579,029)	(21,002,788)	(317,366,460)	(16,853,449)	312,253,567	(704,479,179)
Administrative and selling expenses	(78,207,839)	(5,333,795)	(11,000,615)	(71,853,556)	(6,888,218)	71,853,556	(101,430,467)
Other operating income	101,325,812	27,167,985	1,326,325	6,660,863	(73,016)	(6,660,863)	129,747,106
Other operating expenses	(20,243,151)	(6,255,950)	(85,332,271)	(11,754,697)	(5,414)	11,754,697	(111,836,786)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	58,179,470	2,770,884	—	—	—	—	60,950,354
Operating income	345,003,144	120,094,349	(96,929,317)	105,181,464	723,843	(103,700,265)	370,373,218
Depreciation of property, plant and equipment	(112,954,648)	(43,939,953)	(3,638,539)	(21,920,948)	(175,131)	21,920,948	(160,708,271)
Amortization of intangible assets	(502,891)	(1,774,026)	—	(1,065,922)	—	1,065,922	(2,276,917)
Adjusted EBITDA (4)	458,460,683	165,808,328	(93,290,778)	128,168,334	898,974	(126,687,135)	533,358,406

Operating income							370,373,218
Other results (3)							(17,525,179)

Net income							352,848,039

Total assets	2,262,785,808	822,116,104	375,024,768	602,514,302	209,827,077	(602,478,261)	3,669,789,798
Total liabilities	(691,537,091)	(307,838,550)	(49,690,281)	(246,067)	(4,605,968)	246,067	(1,053,671,890)

	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Forest activity	Natural Gas Transport and Distribution (1)	Others	Adjustments and Eliminations (2)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
As of December 31, 2024
Revenues	751,244,644	162,921,790	28,743,075	654,626,123	20,137,230	(646,619,724)	971,053,138
Cost of sales	(475,645,906)	(63,868,226)	(27,909,551)	(422,737,917)	(14,728,093)	417,487,962	(587,401,731)
Administrative and selling expenses	(83,587,433)	(6,562,991)	(10,934,820)	(97,222,347)	—	97,222,347	(101,085,244)
Other operating income	122,785,168	11,580,550	30,781,835	9,853,068	156,993	(9,853,068)	165,304,546
Other operating expenses	(33,785,608)	(16,925,595)	(3,448,002)	(5,976,052)	(5,904)	5,976,052	(54,165,109)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	(94,926,264)	(39,360,645)	—	—	—	—	(134,286,909)
Operating income	186,084,601	47,784,883	17,232,537	138,542,875	5,560,226	(135,786,431)	259,418,691
Depreciation of property, plant and equipment	(99,268,735)	(43,827,301)	(2,836,641)	(32,636,241)	(209,785)	32,636,241	(146,142,462)
Amortization of intangible assets	(1,760,122)	(1,780,227)	—	(1,384,223)	—	1,384,223	(3,540,349)
Adjusted EBITDA (4)	287,113,458	93,392,411	20,069,178	172,563,339	5,770,011	(169,806,895)	409,101,502

Operating income							259,418,691
Other results (3)							(178,839,709)

Net income							80,578,982

Total assets	2,117,645,961	866,213,776	465,801,459	793,317,624	51,434,241	(792,511,411)	3,501,901,650
Total liabilities	498,169,489	480,348,023	43,432,524	289,007,324	29,057,472	(289,007,324)	1,051,007,508

	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Forest activity	Natural Gas Transport and Distribution (1)	Others	Adjustments and Eliminations (2)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
As of December 31, 2023
Revenues	704,990,090	158,205,416	16,658,571	424,411,998	13,087,277	(419,089,205)	898,264,147
Cost of sales	(514,082,128)	(55,600,820)	(15,455,324)	(345,277,354)	(14,186,106)	342,547,687	(602,054,045)
Administrative and selling expenses	(80,847,347)	(5,504,417)	(4,611,568)	(89,165,538)	—	89,165,538	(90,963,332)
Other operating income	606,507,980	31,023,115	43,030,067	18,000,810	384,831	(18,000,810)	680,945,993
Other operating expenses	(31,396,317)	(637,059)	(11,255,155)	(5,086,438)	(50,212)	5,086,439	(43,338,742)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	58,326,548	67,702,554	—	—	—	—	126,029,102
Operating income	743,498,826	195,188,789	28,366,591	2,883,478	(764,210)	(290,351)	968,883,123
Depreciation of property, plant and equipment	(144,687,744)	(37,658,237)	(996,042)	(33,678,957)	(203,528)	33,678,957	(183,545,551)
Amortization of intangible assets	(15,841,102)	(1,763,235)	—	(1,410,103)	—	1,410,103	(17,604,337)
Adjusted EBITDA (4)	904,027,672	234,610,261	29,362,633	37,972,538	(560,682)	(35,379,411)	1,170,033,011

Operating income							968,883,123
Other results (3)							(550,755,802)

Net income							418,127,321

Total assets	2,505,487,593	1,056,314,777	448,075,704	700,322,646	9,834,801	(700,102,627)	4,019,932,894
Total liabilities	859,834,280	655,304,956	45,390,784	242,420,300	5,622,162	(242,420,299)	1,566,152,183

(1)	Includes the results of the associates ECOGAS Group and TGM up to September 30, 2025, and for the year ended December 31, 2024, as well as the results related to the resale of gas transportation capacity as of those dates. See Note 3.1.
(2)	Includes adjustments and eliminations related to investments accounted for using the equity method.
(3)	Includes results from exposure to changes in the purchasing power of the currency, finance income and costs, results from investments in entities measured at fair value, share of the profit of associates, gain from bargain purchase and income tax.
(4)	Corresponds to operating income before deducting depreciation and amortization.